Private Placement	12 Months Ended
Dec. 31, 2020
Collective Growth Corp [Member]
Private Placement [Line Items]
Private Placement
NOTE 5. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor, certain of the Initial Stockholders and the representative of the underwriters purchased an aggregate of 262,500 Private Placement Units at a price of $10.00 per Private Placement Unit, and 1,875,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $4,500,000. The Sponsor and certain of the Initial Stockholders purchased an aggregate of 187,500 Private Placement Units and the representative of the underwriters purchased 75,000 Private Placement Units. The Sponsor and certain of the Initial Stockholders purchased an aggregate of 1,875,000 Private Placement Warrants.
Each Private Placement Unit consists of one share of Class A common stock (“Private Placement Share”) and one-half
of one warrant (“Private Placement Warrant”). Each whole Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per full share, subject to adjustment (see Note 7). The proceeds from the Private Placement Securities were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period (and the Company’s stockholders do not approve an extension of such date), the proceeds from the sale of the Private Placement Securities will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).